Stock options, retention securities and warrants - Fair value of options granted (Details) - Y	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum
Stock options, retention securities and warrants
Risk-free interest rate	2.72%	3.02%
Expected term in years	4	5
Expected stock price volatility	146.48%	152.12%
Maximum
Stock options, retention securities and warrants
Risk-free interest rate	3.19%	3.76%
Expected term in years	9.2	10
Expected stock price volatility	170.89%	164.96%